UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES:
Net income	$ 174,830	$ 211,473
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of intangible assets	111,884	108,255
Amortization of unfavorable lease terms	(6,307)	(12,910)
Non-cash amortization of deferred revenue and straight line	(5,057)	29,248
Amortization of operating lease assets/ liabilities	(2,594)	5,146
Amortization and write-off of deferred finance costs and discount	3,709	3,618
Amortization of deferred drydock and special survey costs	30,252	18,865
Gain on sale of vessels, net	(9,133)	(43,601)
Stock-based compensation	0	2
Changes in operating assets and liabilities:
Decrease in accounts receivable	1,348	43,566
Decrease in prepaid expenses and other current assets	1,628	9,248
Decrease/ (increase) in amounts due from related parties (including current and non-current portion)	10,050	(1,765)
Payments for dry dock and special survey costs	(38,590)	(40,856)
Decrease in accounts payable	(7,128)	(7,971)
(Decrease)/ increase in accrued expenses	(950)	7,846
(Decrease)/ increase in deferred revenue	(6,021)	2,930
Decrease in amounts due to related parties	(32,006)	(104,751)
Net cash provided by operating activities	225,915	228,343
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	91,400	215,839
Other investments	8,457	0
Deposits for acquisition/ option to acquire vessel	(182,627)	(113,600)
Acquisition of/ additions to vessels	(211,187)	(70,574)
Net cash (used in)/ provided by investing activities	(293,957)	31,665
FINANCING ACTIVITIES:
Cash distributions paid	(3,080)	(3,080)
Repayment of long-term debt and financial liabilities	(199,256)	(635,795)
Payments of deferred finance costs	(4,973)	(12,227)
Proceeds from long-term debt and financial liabilities	311,020	486,048
Acquisition of treasury units	(5,000)	0
Net cash provided by/ (used in) financing activities	98,711	(165,054)
Increase in cash, cash equivalents and restricted cash	30,669	94,954
Cash, cash equivalents and restricted cash, beginning of period	249,175	175,098
Cash, cash equivalents and restricted cash, end of period	279,844	270,052
Supplemental disclosures of cash flow information
Cash interest paid	67,978	72,992
Non cash financing activities
Stock-based compensation	0	2
Financial and finance lease liabilities	27,463	173,010
Non cash investing activities
Deposits for acquisition/ option to acquire vessel	101,687	0
Acquisition of vessels	$ (138,800)	$ (201,129)